COMMITMENTS	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6—COMMITMENTS
Registration Rights
Our sponsor, directors and executive officers will have rights to require us to register any of our securities held by them for resale under the Securities Act pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of this offering. These holders will be entitled to make up to three demands, excluding short form registration demands, that we register such securities for sale under the Securities Act. In addition, the holders of the founder shares, private placement warrants, Novator
Private Placement Shares
, and warrants that may be issued upon conversion of working capital loans (and any shares of Class A common stock issuable upon the exercise of the private placement warrants, Novator private placement warrants and warrants that may be issued upon conversion of working capital loans and upon conversion of the founder shares) will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. We will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company will grant the underwriters a
45-day
option to purchase up to 3,300,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting discounts and commissions.
The underwriters will be entitled to a cash underwriting discount of $0.20 per Unit, or $4,400,000 in the aggregate (or $5,060,000 if the underwriters’ over-allotment is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $7,700,000 in the aggregate (or $8,855,000 if the underwriters’ over-allotment is exercised in full).
 The deferred fee will become payable to the underwriters from the amounts held in the trust account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Note 6—Commitments and Contingencies
Registration and Shareholders Rights
Pursuant to a registration and shareholder rights agreement entered into on March 3, 2021, the sponsor, directors and executive officers have rights to require the Company to register any of its securities held by them for resale under the Securities Act. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, the holders of the Founder Shares, Private Placement Warrants, Novator Private Placement Shares, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants, Novator Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the Initial Public Offering to purchase up to 3,300,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. As a result of the underwriter’s election to partially exercise the over-allotment option to purchase an additional 2,300,287 Units, a total of 999,713 Units remain available for purchase at a price of $10.00 per Unit (see Note 8).
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $7,700,000 in the aggregate (or $8,855,000 if the underwriters’ over-allotment is exercised in full) (see Note 8). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 6. COMMITMENTS
Risks and Uncertainties
Management is currently evaluating the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration and shareholder rights agreement entered into on March 3, 2021, the Sponsor and the Company’s directors and executive officers have rights to require the Company to register any of its securities held by them for resale u
n
der the Securities Act. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, the holders of the Founder Shares, Private Placement Warrants, Novator Private Placement Shares, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants, Novator Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business C
o
mbination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
In connection with the IPO, the Company granted the underwriters a
45-day
option to purchase up to 3,300,000 additional Units to cover over-allotments, if any, and on March 10, 2021, the Company issued 2,300,287 Units to the underwriters pursuant to such option, at the Initial Public Offering price, less the underwriting discounts and commissions. The Units sold pursuant to the underwriters’ exercise of such option were sold at a price of $10.00 per Unit, generating gross proceeds of $23,002,870 to the Company and net proceeds equal to $22,542,813 after the deduction of the 2% underwriting fee.
In addition, the underwriters will be entitled to a deferred fee of $0.35 per
Unit. The deferred fee will become payable to the underwriters from the amounts held in the trust account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Litigation Matters
Aurora and
 its affiliate, Merger Sub (together, “Aurora”), were named as co-defendants
with Better in a lawsuit initially filed in July 2021 by Pine Brook. Pine Brook sought, among other things, declaratory judgments and damages in relation to a side letter agreement that had been entered into with Better in 2019, as well as a lockup provision restricting the transfer of stock after the merger with Better for any holders of 1% or more of Better’s pre-merger
shares for a period of 6 months post-merger. Aurora was named as a defendant only with respect to the lockup claims. On November 1, 2021, the parties to the lawsuit entered into a confidential settlement agreement, resolving all claims in the above action, and the action was dismissed with prejudice pursuant to the court’s November 3, 2021 order.
In addition, Aurora has also received two demand letters from stockholders of the Company regarding the Company’s registration statement filed with the United States Securities and Exchange Commission in connection with the Business Combination. The stockholders allege that the Registration Statement omits material information with respect to the Business Combination, and demand that the Company provides corrective disclosures to address the alleged omissions. No lawsuits have been filed in relation to the stockholder demand letters.